CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 288,048	$ 45,201	¥ 241,706
Restricted cash	11,017	1,729	8,014
Short-term investments			103,217
Accounts receivable, net	18,917	2,969	9,433
Inventories, net	624,991	98,075	442,628
Loans receivable, net			5,575
Prepayments and other current assets	378,962	59,467	189,812
Amounts due from related parties	18,732	2,939	9,358
Total current assets	1,340,667	210,380	1,009,743
Non-current assets:
Long-term investments	10,898	1,710	4,990
Property and equipment, net	20,643	3,239	15,594
Intangible assets	39,623	6,219
Deferred tax assets	26,952	4,229	6,207
Goodwill	22,778	3,574	22,778
Other non-current assets	1,591	250
Total non-current assets	122,485	19,221	49,569
Total assets	1,463,152	229,601	1,059,312
Current liabilities (including current liabilities of the VIE without recourse to the primary beneficiary of RMB181,412 and RMB48,003 (US$7,533) as of December 31, 2020 and December 31, 2021, respectively):
Short-term bank loans	52,793	8,284	24,200
Accounts payable	108,529	17,031	145,995
Customer advances and deferred revenue	41,067	6,444	174,456
Amounts due to related parties	3,703	581
Income tax payable	11,142	1,748	37,969
Accrued expenses and other liabilities	245,742	38,562	233,587
Long-term loan, current portion	269	42
Total current liabilities	463,245	72,692	616,207
Non-current liabilities (including non-current liabilities of the VIE without recourse to the primary beneficiary of nil as of December 31, 2020 and December 31, 2021):
Long-term loan	803	126	1,199
Other non-current assets	7,236	1,137
Total non-current liabilities	8,039	1,263	1,199
Total liabilities	471,284	73,955	617,406
Commitments and contingencies
Shareholders' equity:
Ordinary shares			5
Statutory reserves	10,432	1,637	9,984
Accumulated deficit	(764,764)	(120,008)	(408,099)
Accumulated other comprehensive income/(loss)	(3,704)	(581)	566
Onion Global Limited shareholders' equity	982,889	154,237	436,311
Non-controlling interests	8,979	1,409	5,595
Total shareholders' equity	991,868	155,646	441,906
Total liabilities and shareholders' equity	1,463,152	229,601	1,059,312
Class A
Shareholders' equity:
Ordinary shares	3	1
Class B
Shareholders' equity:
Ordinary shares	3
Additional paid-in capital	¥ 1,740,919	$ 273,188	¥ 833,855